Accounts receivables - Accounts receivable by category (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure of financial assets [line items]
Accounts receivables	$ 30,778	$ 32,517	$ 21,198
Gross carrying amount
Disclosure of financial assets [line items]
Accounts receivables	30,791	32,531	21,198
Accumulated impairment
Disclosure of financial assets [line items]
Accounts receivables	$ (13)	$ (14)	$ 0